Document and Entity Information	0 Months Ended
Sep. 30, 2012
Risk/Return:
Document Type	Other
Document Period End Date	Sep. 30, 2012
Registrant Name	ARIEL INVESTMENT TRUST
Central Index Key	0000798365
Amendment Flag	false
Document Creation Date	Feb. 01, 2013
Document Effective Date	Feb. 01, 2013
Prospectus Date	Feb. 01, 2013
Ariel Focus Fund | Ariel Focus Fund | Investor Class
Risk/Return:
Trading Symbol	ARFFX
Ariel Focus Fund | Ariel Focus Fund | Institutional Class (Class I)
Risk/Return:
Trading Symbol	AFOYX
Ariel Discovery Fund | Ariel Discovery Fund | Investor Class
Risk/Return:
Trading Symbol	ARDFX
Ariel Discovery Fund | Ariel Discovery Fund | Institutional Class (Class I)
Risk/Return:
Trading Symbol	ADYIX